Commitment and Contingencies	6 Months Ended
Oct. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitment and Contingencies

17 Commitment and Contingencies

For the details on future minimum lease payment under the non-cancellable operating leases as of October 31, 2025, please refer to Note 8 set forth in the Notes to the Consolidated Financial Statements.

As of April 30, 2025 and October 31, 2025, the Company did not have any capital commitments and contingencies.